As filed with the Securities and Exchange Commission on June 5, 2006

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21648

                 LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES
                 ----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

       Registrant's Telephone Number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
                 Lehman Brothers Institutional Liquidity Series
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180

                             Arthur Delibert, Esq.
                  Kirkpatrick & Lockhart Nicholson Graham LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and Addresses of agents for service)


Date of fiscal year end: March 31, 2006

Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

[LOGO] LEHMAN BROTHERS ASSET MANAGEMENT

Lehman Brothers
Institutional Liquidity Series

Institutional Liquidity Fund
Prime Money Fund




Annual Report
March 31, 2006

--------------------------------------------------------------------------------





Contents


  THE FUNDS

  Chairman's Letter ........................................................1

  PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

  Institutional Liquidity Fund .............................................2

  Prime Money Fund .........................................................2

  Fund Expense Information..................................................6

  FINANCIAL STATEMENTS......................................................8

  FINANCIAL HIGHLIGHTS/PER SHARE DATA

  Institutional Liquidity Fund.............................................15

  Prime Money Fund.........................................................16

  Reports of Independent Registered Public Accounting Firms................18

  THE PORTFOLIOS
  SCHEDULE OF INVESTMENTS

  Institutional Liquidity Portfolio........................................20

  Prime Portfolio..........................................................23

  FINANCIAL STATEMENTS.....................................................28

  FINANCIAL HIGHLIGHTS

  Institutional Liquidity Portfolio........................................33

  Prime Portfolio..........................................................34

  Reports of Independent Registered Public Accounting Firms................36

  Directory................................................................38

  Trustees and Officers....................................................39

  Proxy Voting Policies and Procedures.....................................48

  Quarterly Portfolio Schedule.............................................48

--------------------------------------------------------------------------------
             (C)2006 Lehman Brothers Asset Management Inc. All rights reserved.

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Chairman's Letter

Dear Shareholder,

I am pleased to present to you this annual report for the Lehman Brothers Institutional Liquidity Fund and the Lehman Brothers Prime Money Fund for the period ending March 31, 2006. The report includes portfolio commentary, a listing of the Funds' investments, and their audited financial statements for the reporting period.

The fiscal year was characterized by the Federal Reserve's commitment to its ongoing cycle of tightening monetary policy, resulting in eight increases in the key Fed Funds rate, from 2.75% to a five-year high of 4.75%. Inflation remained a concern throughout the period. Despite the devastation caused by two hurricanes and rising prices in key commodities, the economy remained on a solid footing and has shown signs of growth. The U.S. dollar was somewhat supported throughout the period by the isolation of the U.S. tightening cycle. This advantage appears to be ending, as Europe has raised rates and Japan seems poised to do so.

The Funds performed admirably and as expected throughout the period. The managers' investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build a portfolio of high-quality securities that seeks to respond quickly to changes in interest rates without sacrificing yield.

The managers anticipate further rate increases moving forward, until a neutral level is achieved at some point in 2006, and they intend to proceed with caution to protect clients' principal and maintain daily liquidity and diversification.

Thank you for your confidence in us and in the Lehman Brothers Institutional Liquidity Series. We value our relationship with you and look forward to serving you in the months and years ahead.

Sincerely,

/s/ P. Sundman signature

PETER SUNDMAN
CHAIRMAN OF THE BOARD
LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

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Institutional Liquidity Series Portfolio Commentaries

We are pleased to report that both the Lehman Brothers Institutional Liquidity Fund and the Lehman Brothers Prime Money Fund delivered positive returns and outperformed the iMoneyNet, Inc. First Tier Institutional Average during the fiscal year ending March 31, 2006.

Bond markets in the first three months of the period were marked by low volatility, as yields moved in lock-step with two 25-basis point increases in the Federal Reserve's target rate, which were anticipated as part of the Fed's ongoing cycle of tightening. Market volatility increased over the next three months, due in part to the impact of Hurricanes Katrina and Rita, as well as a growing debate among market participants over how much higher the Fed would need to take rates in order to mitigate the risk of higher inflation. The strength of the economy, and elevated commodity prices from October onwards, appeared to settle the question for bond investors and the market began to price in further increases.

The continued flattening of the yield curve preoccupied investors, and the curve eventually inverted (longer term investments yielded less than shorter term investments) in late December, marking the first inversion of the curve since 2000. An inverted yield curve has traditionally been interpreted as a sign of impending recession. However, after an almost three-month inversion, seemingly moribund long-term rates finally began showing some signs of life. The curve returned to its normal shape as long-term rates began to edge up towards the end of the fiscal year.

The retirement of Federal Reserve Chairman Alan Greenspan and his replacement by Ben Bernanke had minimal impact on the markets, as new Chairman Bernanke clearly communicated his intentions to keep inflation in check. The two-year U.S. Treasury began the period at 3.78%, and after eight rate increases by the Fed, ended the period at 4.82%. In contrast, the yield on the 10-year U.S. Treasury began the period at 4.49%, and then increased to finish at 4.85%.

Moving forward, our focus remains on the Federal Reserve's continued efforts to bring the overnight lending rate to a "neutral" level. With real rates approaching historical norms, the Fed has become more data dependent in setting policy. Throughout this tightening cycle, the Fed has been concerned with inflation risks associated with further increases in resource utilization, as well as the elevation of commodity prices. Although unit labor costs and ultimately core inflation have been contained so far, it is quite clear that this is a hot topic for policy makers. Our strategy will be to maintain a defensive posture as we seek to capitalize on pockets of market volatility created in the latter stages of the tightening cycle. This approach, we believe, will help us in seeking consistent, secure results over the long term.

Institutional Liquidity Fund

For the fiscal year of the Fund's operations ending on March 31, 2006, the Lehman Brothers Institutional Liquidity Fund returned 3.72% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 3.44%. The Fund closed the fiscal year with a 4.58% 7-day current yield and a 4.68% 7-day effective yield; these more closely reflect current earnings than the one-year figures.

INSTITUTIONAL LIQUIDITY PORTFOLIO

                   Maturity Diversification (% by Maturity)

                    1 - 7 Days                        29.0%
                    8 - 30 Days                       28.9
                    31 - 90 Days                      30.1
                    91 - 180 Days                      3.2
                    181+ Days                          8.8

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Prime Money Fund

For the fiscal year of the Fund's operations ending on March 31, 2006, the Lehman Brothers Prime Money Fund returned 3.72% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 3.44%. The Fund closed the fiscal year with a 4.62% 7-day current yield and a 4.73% 7-day effective yield; these more closely reflect current earnings than the one-year figures.

PRIME PORTFOLIO

                   Maturity Diversification (% by Maturity)

                    1 - 7 Days                        30.1%
                    8 - 30 Days                       31.2
                    31 - 90 Days                      32.6
                    91 - 180 Days                      3.4
                    181+ Days                          2.7


Sincerely,

/s/ John Donohue      /s/ Eric Hiatt

JOHN C. DONOHUE AND ERIC D. HIATT
PORTFOLIO CO-MANAGERS

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

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Endnotes

1 Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse Lehman Brothers Institutional Liquidity Fund and Lehman Brothers Prime Money Fund so that total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of each Fund are limited to 0.15% of average daily net assets. The undertakings last until March 31, 2009. Each Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the year ended March 31, 2006, if this reimbursement was not made, performance would be lower for each Fund.

    Management voluntarily agreed to waive its investment management fee in the amount of 0.02% of each corresponding Portfolio's average net assets. These undertakings are terminable by Management upon notice to the Portfolios. As a result of this waiver, each Fund indirectly received a management fee waiver and the investment management fee of each corresponding Portfolio was limited to 0.08% of its average net assets. If this voluntary waiver was not in place, performance would have been lower for each Fund.

2 "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. Unaudited performance data current to the most recent month-end are available by calling 888-556-9030.

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Glossary of Indices


The iMoneyNet Money Fund       Measures the performance of institutional money
Report Taxable First Tier      market mutual funds which invest in anything
Institutional Average:         allowable, except Second Tier Commercial Paper.

Please note that an index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in an index. Data about the performance of this index is prepared or obtained by Neuberger Berman Management Inc. and includes reinvestment of all dividends and capital gain distributions. The Fund may invest in securities not included in the above-described index.

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Information About Your Fund's Expenses



These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each fund's proportionate share of expenses of its corresponding portfolio, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table illustrates the fund's costs in two ways:

Actual Expenses and            The first section of the table provides
Performance:                   information about actual account values and
                               actual expenses in dollars, based on the fund's actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example           The second section of the table provides
for Comparison Purposes:       information about hypothetical account values
                               and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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Expense Information As of 3/31/06 (Unaudited)

INSTITUTIONAL LIQUIDITY FUND

                    Beginning Account             Ending Account Expenses Paid During
Actual                    Value                       Value          the Period*
-------------------------------------------------------------------------------------
                         $1,000                     $1,020.80           $0.76

Hypothetical (5% annual return before expenses)**
-------------------------------------------------------------------------------------
                         $1,000                     $1,024.18           $0.76

PRIME MONEY FUND

                    Beginning Account             Ending Account Expenses Paid During
Actual                    Value                       Value          the Period*
-------------------------------------------------------------------------------------
                         $1,000                     $1,020.90           $0.76

Hypothetical (5% annual return before expenses)**
-------------------------------------------------------------------------------------
                         $1,000                     $1,024.18           $0.76

* For each fund, expenses are equal to the expense ratio for the fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Each fund's expense ratio includes its proportionate share of the expenses of its corresponding portfolio.

**Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent fiscal half year divided by 365.

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Statements of Assets and Liabilities

Institutional Liquidity Series

(000's omitted except per share amounts)

                                                                   INSTITUTIONAL  PRIME MONEY
                                                                  LIQUIDITY FUND         FUND
Assets
Investment in corresponding Portfolio, at value (Note A)                $193,711   $1,544,707
Receivable from administrator-net (Note B)                                     8          114
                                                                  ----------------------------
Total Assets                                                             193,719    1,544,821
                                                                  ----------------------------

Liabilities
Dividends payable                                                            106          130
Accrued expenses and other payables                                           32           25
                                                                  ----------------------------
Total Liabilities                                                            138          155
                                                                  ----------------------------
Net Assets at value                                                     $193,581   $1,544,666
                                                                  ----------------------------

Net Assets consist of:
Paid-in capital                                                         $193,585   $1,544,698
Undistributed net investment income (loss)                                    --            1
Accumulated net realized gains (losses) on investment                         (4)         (33)
                                                                  ----------------------------
Net Assets at value                                                     $193,581   $1,544,666
                                                                  ----------------------------
Shares Outstanding ($.001 par value; unlimited shares authorized)        193,585    1,544,697
                                                                  ----------------------------
Net Asset Value, offering and redemption price per share                   $1.00        $1.00
                                                                  ----------------------------

See Notes to Financial Statements

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Statements of Operations


Institutional Liquidity Series

(000's omitted)

                                                                     INSTITUTIONAL               PRIME
                                                                    LIQUIDITY FUND          MONEY FUND
                                                                ------------------  ------------------
                                                                For the Year Ended  For the Year Ended
                                                                    March 31, 2006      March 31, 2006
Investment Income
Investment income from corresponding Portfolio (Note A)                     $7,657             $34,925
Expenses from corresponding Portfolio (Notes A & B)                           (212)               (929)
                                                                ---------------------------------------
Net investment income from corresponding Portfolio                          $7,445             $33,996
                                                                ---------------------------------------

Expenses:
Administration fee (Note B)                                                     99                 448
Audit fees                                                                      12                   6
Legal fees                                                                      36                  35
Registration and filing fees                                                    98                 314
Shareholder reports                                                              4                  42
Shareholder servicing agent fees                                                10                  12
Trustees' fees and expenses                                                      4                   4
Miscellaneous                                                                   16                  21
                                                                ---------------------------------------
Total expenses                                                                 279                 882

Expenses reimbursed by administrator (Note B)                                 (194)               (462)
                                                                ---------------------------------------
Total net expenses                                                              85                 420
                                                                ---------------------------------------
Net investment income (loss)                                                $7,360             $33,576
                                                                ---------------------------------------

Realized and Unrealized Gain (Loss) on Investments (Note A):
Net gain (loss) on investments from corresponding Portfolio                     (4)                (33)
                                                                ---------------------------------------
Net increase (decrease) in net assets resulting from operations             $7,356             $33,543
                                                                ---------------------------------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statements of Changes in Net Assets


Institutional Liquidity Series

(000's omitted)

                                                   INSTITUTIONAL LIQUIDITY FUND             PRIME MONEY FUND
                                                ---------------------------------  ---------------------------------
                                                                      Period from                        Period from
                                                                December 30, 2004                  December 27, 2004
                                                                 (Commencement of                   (Commencement of
                                                    Year Ended     Operations) to      Year Ended     Operations) to
                                                March 31, 2006     March 31, 2005  March 31, 2006     March 31, 2005
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                            $7,360               $667         $33,576             $3,002
Net realized gain (loss) on investments from
corresponding Portfolio                                     (4)                --             (33)                 1
Net increase (decrease) in net assets resulting
from operations                                          7,356                667          33,543              3,003

Distributions to Shareholders From
(Note A):
Net investment income                                   (7,360)              (667)        (33,576)            (3,002)
Total distributions to shareholders                     (7,360)              (667)        (33,576)            (3,002)

From Fund Share Transactions (Note D):
Proceeds from shares sold in initial
capitalization                                              --                 --              --                100
Proceeds from shares sold                            1,501,232            278,354      13,980,057          2,621,821
Proceeds from reinvestment of dividends
and distributions                                        6,716                607          31,234              2,532
Payments for shares redeemed                        (1,480,074)          (113,250)    (13,042,201)        (2,048,845)
Net increase (decrease) from Fund share
transactions                                            27,874            165,711         969,090            575,608
Net Increase (Decrease) in Net Assets                   27,870            165,711         969,057            575,609

Net Assets:
Beginning of period                                    165,711                 --         575,609                 --
End of period                                         $193,581           $165,711      $1,544,666           $575,609
Undistributed net investment income (loss)
at end of period                                           $--                $--              $1                $--

See Notes to Financial Statements

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Notes to Financial Statements Institutional Liquidity Series

Note A--Summary of Significant Accounting Policies:

1 General: The Lehman Brothers Institutional Liquidity Fund ("Institutional Liquidity Fund") and the Lehman Brothers Prime Money Fund ("Prime Money") (individually a "Fund," collectively, the "Funds"), are separate operating series of Lehman Brothers Institutional Liquidity Series (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Institutional Liquidity Fund had no operations until December 30, 2004 other than matters relating to its organization. Prime Money had no operations until December 27, 2004 other than matters relating to its organization and the sale on December 21, 2004 of 100,000 shares of beneficial interest for $100,000 ($1.00 per share) to Neuberger Berman Management Inc., the Fund's investment manager ("Management"). The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

    The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.

    Each Fund seeks to achieve its investment objective by investing all of its net investable assets in a Portfolio of Institutional Liquidity Trust (each a "Portfolio," collectively, the "Portfolios") that has an investment objective identical to, and a name similar to, that of each respective Fund. Institutional Liquidity Fund invests in Institutional Liquidity Portfolio (commencement of operations December 30, 2004) and Prime Money invests in Prime Portfolio (commencement of operations December 27, 2004). The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of its corresponding Portfolio (8.68% for Institutional Liquidity Fund and 48.18% for Prime Money, at March 31, 2006). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of the Portfolios, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

    It is the policy of the Funds to maintain a continuous net asset value per share of $1.00; the Funds have adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable them to do so. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: The Funds record their investment in the corresponding Portfolio at value. Investment securities held by the corresponding Portfolios are valued as indicated in the notes following the Portfolios' Schedule of Investments.

3 Income tax information: The Funds are treated as separate entities for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

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    As determined on March 31, 2006, permanent differences resulting from different book and tax accounting for distribution redesignations were reclassified at year end. These reclassifications had no effect on net income, net assets, or net assets per share of each Fund.

    The tax character of distributions paid during the year ended March 31, 2006 and the period ended March 31, 2005 was as follows:

     Distributions Paid From:
                                    Ordinary Income           Total
                                  -------------------- --------------------
                                     2006      2005       2006      2005
     Institutional Liquidity Fund $7,359,541  $666,521 $7,359,541  $666,521
     Prime Money                  33,576,427 3,001,663 33,576,427 3,001,663

    As of March 31, 2006, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

                                    Undistributed     Loss
                                      Ordinary    Carryforwards
                                       Income     and Deferrals  Total
       Institutional Liquidity Fund   $106,112       $(3,763)   $102,349
       Prime Money                     131,373       (32,536)     98,837

    The difference between book and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, post October loss deferrals, and capital loss carryforwards.

    To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined on March 31, 2006, each Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

                                                 Expiring in:
                                                 -----------
                                                 2013   2014
                    Institutional Liquidity Fund $62     $971
                    Prime Money                   --   12,465

    Under current tax law, certain net capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended March 31, 2006, the Funds elected to defer the following net capital losses arising between November 1, 2005 and March 31, 2006:

                    Institutional Liquidity Fund      $2,730
                    Prime Money                       20,071

4 Distributions to shareholders: Each Fund earns income, net of expenses, daily on its investment in the corresponding Portfolio. It is the policy of each Fund to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

--------------------------------------------------------------------------------


5 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund or the Trust, are allocated among the Funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6 Other: All net investment income and realized and unrealized capital gains and losses of the corresponding Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolio, if any.

7 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

    Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.05% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). As a result of a management fee waiver at the Portfolio level, for the year ended March 31, 2006, each Fund indirectly received a management fee waiver of 0.02% of its average daily net assets, resulting in a reduction of expenses from the corresponding Portfolio of $39,754 and $179,582 for Institutional Liquidity Fund and Prime Money, respectively.

    Management has contractually undertaken to reimburse each Fund for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed the expense limitation as detailed in the following table:

                                                              Contractual
                                                             Reimbursement
                                 Contractual                from Management
                                   Expense                 for the Year Ended
                                Limitation/(1)/ Expiration   March 31, 2006
   Institutional Liquidity Fund      0.15%       3/31/09        $193,993
   Prime Money                       0.15%       3/31/09         462,072

(1) Expense limitation per annum of the Funds' average daily net assets.

    Each Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its expense limitation and the repayments are made within three years after the year in which Management issued the reimbursement.

--------------------------------------------------------------------------------


    During the year ended March 31, 2006, there was no reimbursement to Management under this agreement. At March 31, 2006, contingent liabilities to Management under the agreement were as follows:

                                            Expiring in:
                                          ----------------
                                           2008     2009    Total
             Institutional Liquidity Fund $60,865 $193,993 $254,858
             Prime Money                   68,720  462,072  530,792

    Management and Lehman Brothers Asset Management Inc. ("LBAM"), sub-adviser to each Portfolio, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

    Each Fund also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

    The Board has adopted a distribution plan ("Plan") with respect to each Fund, pursuant to rule 12b-1 under the 1940 Act. Under the Plan, Management may receive a maximum fee at the annual rate of 0.15% of the average daily net assets to support distribution and shareholder servicing. Each Fund does not currently charge such a fee but may do so upon approval of the Board.

    Each Portfolio has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2006, the impact of this arrangement was a reduction of expenses of $1,594 and $19,316, for Institutional Liquidity Fund and Prime Money, respectively.

Note C--Investment Transactions:

    During the year ended March 31, 2006, contributions and withdrawals in each Fund's investment in its corresponding Portfolio were as follows:

             (000's omitted)              Contributions Withdrawals
             Institutional Liquidity Fund  $1,397,130   $1,376,594
             Prime Money                    7,641,683    6,706,558

Note D--Fund Share Transactions:

    Share activity at $1.00 per share for the year ended March 31, 2006 and for the period ended March 31, 2005 was as follows:

                             For the Year Ended                                         For the Period Ended
                               March 31, 2006                                              March 31, 2005*
                ---------------------------------------------                -------------------------------------------
                              Shares                                                      Shares
                             Issued on                                                   Issued on
                           Reinvestment                                                Reinvestment
                           of Dividends                                                of Dividends
                  Shares        and         Shares               Initial      Shares        and        Shares
(000's omitted)    Sold    Distributions   Redeemed    Total  Capitalization   Sold    Distributions  Redeemed    Total
Institutional
Liquidity Fund   1,501,232     6,716      (1,480,074)  27,874       --         278,354       607       (113,250) 165,711
Prime Money     13,980,057    31,234     (13,042,201) 969,090      100       2,621,821     2,532     (2,048,845) 575,608

* Period from December 30, 2004 (Commencement of Operations) to March 31, 2005 for Institutional Liquidity Fund, and from December 27, 2004 (Commencement of Operations) to March 31, 2005 for Prime Money.

--------------------------------------------------------------------------------

Financial Highlights

Institutional Liquidity Fund+

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                          Period from
                                                            Year Ended December 30, 2004^
                                                            March 31,     to March 31,
                                                               2006           2005
Net Asset Value, Beginning of Period                         $1.0000        $1.0000
Income From Investment Operations:
Net Investment Income (Loss)                                   .0366          .0059
Net Gains or Losses on Securities                             (.0000)            --
Total From Investment Operations                               .0366          .0059

Less Distributions From:
Net Investment Income                                         (.0366)        (.0059)
Total Distributions                                           (.0366)        (.0059)
Net Asset Value, End of Period                               $1.0000        $1.0000
Total Return++                                                 +3.72%         +0.59%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                       $193.6         $165.7
Ratio of Gross Expenses to Average Net Assets/#/                 .15%           .15%*
Ratio of Net Expenses to Average Net Assets+++                    .15%           .15%*
Ratio of Net Investment Income (Loss) to Average Net Assets     3.73%          2.44%*

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Financial Highlights

Prime Money Fund+

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                          Period from
                                                            Year Ended December 27, 2004^
                                                            March 31,     to March 31,
                                                               2006           2005
Net Asset Value, Beginning of Period                          $1.0000       $1.0000
Income From Investment Operations:
Net Investment Income (Loss)                                    .0366         .0062
Net Gains or Losses on Securities                              (.0000)        .0000
Total From Investment Operations                                .0366         .0062

Less Distributions From:
Net Investment Income                                          (.0366)       (.0062)
Total Distributions                                            (.0366)       (.0062)
Net Asset Value, End of Period                                $1.0000       $1.0000
Total Return++                                                  +3.72%        +0.62%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                      $1,544.7        $575.6
Ratio of Gross Expenses to Average Net Assets#                    .15%          .15%*
Ratio of Net Expenses to Average Net Assets+++                    .15%          .15%*
Ratio of Net Investment Income (Loss) to Average Net Assets      3.76%         2.41%*

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Notes to Financial Highlights Institutional Liquidity Series


+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses (see Note B of Notes to Financial Statements).

+++ After reimbursement of expenses and/or waiver of a portion of the investment management fee by Management (see Note B of Notes to Financial Statements). Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

                                          Year Ended    Period Ended
                                        March 31, 2006 March 31, 2005
           Institutional Liquidity Fund      .27%           .39%/(1)/
           Prime Money Fund                  .22%           .23%/(2)/

    (1) Period from December 30, 2004 (Commencement of Operations) to March 31, 2005.

    (2) Period from December 27, 2004 (Commencement of Operations) to March 31, 2005.

^   The date investment operations commenced.

*   Annualized.

**  Not annualized.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

--------------------------------------------------------------------------------

Report of Ernst & Young,
Independent Registered Public Accounting Firm


To the Board of Trustees of Lehman Brothers Institutional Liquidity Series and Shareholders of Lehman Brothers Institutional Liquidity Fund:

We have audited the accompanying statement of assets and liabilities of Lehman Brothers Institutional Liquidity Fund (one of the series constituting Lehman Brothers Institutional Liquidity Series) (the "Fund"), as of March 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year ended March 31, 2006 and the period from December 30, 2004 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lehman Brothers Institutional Liquidity Fund, a series of the Lehman Brothers Institutional Liquidity Series, at March 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year ended March 31, 2006 and for the period from December 30, 2004 (commencement of operations) to March 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
May 5, 2006

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm


To the Board of Trustees of
Lehman Brothers Institutional Liquidity Series and
Shareholders of Lehman Brothers Prime Money Fund

We have audited the accompanying statement of assets and liabilities of Lehman Brothers Prime Money Fund (the "Fund"), a series of Lehman Brothers Institutional Liquidity Series, as of March 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 27, 2004 to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lehman Brothers Prime Money Fund as of March 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 5, 2006

--------------------------------------------------------------------------------

Schedule of Investments Institutional Liquidity Portfolio


PRINCIPAL AMOUNT                                                            RATING(S)       VALUE++
(000's omitted)                                                            Moody's S&P  (000's omitted)

U.S. Government Agency Securities (0.4%)
$10,000 Federal Home Loan Bank, Bonds, 3.13%, due 9/15/06                    AGY   AGY       $9,963

Certificates of Deposit (14.5%)
 10,000 Barclays Bank, Euro CD, 4.70%, due 7/19/06                           P-1   A-1+       9,976
 20,000 BNP Paribas London, Euro CD, 5.09%, due 12/13/06                     P-1   A-1+      19,992
 12,000 Calyon NY, Yankee CD, 5.03%, due 12/6/06                             P-1   A-1+      12,000
 10,000 Canadian Imperial Bank NY, Yankee CD,
        4.60%, due 4/4/06                                                    P-1   A-1       10,000(mu)
 35,000 Credit Suisse First Boston NY, Yankee CD, 4.50%, due 4/4/06          P-1   A-1       35,000
 20,000 First Tennessee Bank, CD, 4.65%, due 4/25/06                         P-1   A-1       20,000
 20,000 First Tennessee Bank, Floating Rate CD, 4.69%, due 5/15/06           P-1   A-1       20,000(mu)
 50,000 HBOS Treasury Services, Yankee CD, 4.71%, due 10/12/06               P-1   A-1+      50,000
 55,000 Natexis Banques Populaires NY, Yankee CD,
        4.71% & 4.86%, due 11/3/06 & 11/6/06                                 P-1   A-1+      55,000
  5,000 Royal Bank of Scotland NY, Yankee CD, 4.52%, due 4/21/06             P-1   A-1+       5,000
 25,000 Societe Generale NY, Floating Rate Yankee CD, 4.77%, due 4/28/06     P-1   A-1+      24,996(mu)
 40,000 Svenska Handelsbanken AB, Yankee CD,
        4.69% & 4.76%, due 11/6/06 & 12/18/06                                P-1   A-1+      40,000
 21,500 Unicredito Italiano NY, Floating Rate Yankee CD, 4.48%, due 4/4/06   P-1   A-1+      21,494(mu)
        Total Certificates of Deposit                                                       323,458

Commercial Paper (48.1%)
 24,000 Ajax Bambino Funding, Inc., 4.81%, due 4/26/06                       P-1   A-1+      23,926
 35,000 Amstel Funding Corp., 4.45% & 4.74%, due 4/10/06 & 5/31/06           P-1   A-1+      34,834**
 30,000 Amstel Funding Corp., 4.20%, due 4/13/06                             P-1   A-1+      29,965
 38,000 Amsterdam Funding Corp., 4.70%, due 5/16/06                          P-1   A-1       37,787
 25,200 Atlantic Asset Securitization Corp., 4.70%, due 5/9/06               P-1   A-1       25,082
 20,000 Banque Generale du Luxembourg, 4.80%, due 6/12/06                    P-1   A-1+      19,813
 40,000 Barclays U.S. Funding Corp., 4.43%, due 5/30/06                      P-1   A-1+      39,720
 50,000 Caisse Nationale d'Epargne, 4.43% & 4.61%, due 4/4/06 & 6/27/06      P-1   A-1+      49,725
 37,640 Chariot Funding LLC, 4.55% & 4.56%, due 4/4/06 & 4/10/06             P-1   A-1       37,620
 50,000 Charta LLC, 4.66%, due 5/15/06                                       P-1   A-1       49,728**
 65,000 Ciesco LLC, 4.60% & 4.68%, due 4/20/06 & 5/1/06                      P-1   A-1+      64,822
 50,000 Crown Point Capital Co., 4.73% & 4.87%, due 4/3/06 & 4/19/06         P-1   A-1       49,947
 48,000 Depfa Bank PLC, 4.62%, due 5/8/06                                    P-1   A-1+      47,785
 65,000 DZ Bank AG, 4.79% & 4.90%, due 4/3/06 & 4/5/06                       P-1   A-1       64,993
 65,000 Eiffel Funding LLC, 4.68% & 4.73%, due 4/25/06 & 5/15/06             P-1   A-1       64,708

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                  RATING(S)       VALUE++
(000's omitted)                                                                  Moody's S&P  (000's omitted)
$18,753 Fairway Finance, 4.45%, due 4/10/06                                        P-1   A-1       $18,737
 65,000 Grampian Funding LLC, 4.72% & 4.80%, due 5/30/06 & 6/16/06                 P-1   A-1+       64,430
 31,091 Ivory Funding Corp., 4.73% & 4.82%, due 5/26/06 & 6/15/06                  P-1   A-1        30,853
 17,500 K2 (USA) LLC, 4.86%, due 8/31/06                                           P-1   A-1+       17,146
 45,129 Nationwide Building Society, 4.71%, due 5/22/06                            P-1   A-1        44,840
 25,000 Picaros Funding, 4.58%, due 9/8/06                                         P-1   A-1        24,498
 57,252 Regency Markets No.1 LLC, 4.63% - 4.70%, due 4/10/06 - 4/17/06             P-1   A-1        57,172
 22,463 Scaldis Capital LLC, 4.70%, due 5/22/06                                    P-1   A-1+       22,319
 40,000 Sheffield Receivables, 4.62%, due 4/7/06                                   P-1   A-1+       39,979**
 10,000 Sigma Finance, Inc., 4.81%, due 8/31/06                                    P-1   A-1+        9,800
 13,266 Solitaire Funding LLC, 4.47%, due 4/25/06                                  P-1   A-1+       13,230
 40,000 Tulip Funding Corp., 4.54%, due 4/24/06                                    P-1   A-1+       39,894
 50,000 Westpac Capital Corp., 4.38%, due 4/21/06                                  P-1   A-1+       49,891
        Total Commercial Paper                                                                   1,073,244

Time Deposits (1.3%)
 29,500 Key Bank, Grand Cayman, 4.88%, due 4/3/06                                  P-1              29,500

Corporate Debt Securities (29.0%)
 25,000 Bank of America NA, Floating Rate Bank Notes, 4.81%, due 6/7/06            P-1   A-1+       25,000(mu)
  5,000 Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06                           P-1   A-1         5,010
 20,000 Beta Finance Inc., Guaranteed Floating Rate Medium-Term Notes,
        4.76%, due 4/18/06                                                         P-1   A-1+       20,007**(mu)
 10,000 BMW US Capital LLC, Notes, 4.15%, due 6/7/06                               P-1   A-1        10,006
  9,000 Caterpillar Financial Services Corp., Senior Notes, 5.95%, due 5/1/06      P-1   A-1         9,015
 14,500 CIT Group, Inc., Floating Rate Medium-Term Senior Notes,
        5.15%, due 6/19/06                                                         P-1   A-1        14,507(mu)
 30,550 Credit Suisse First Boston, Floating Rate Medium-Term Notes,
        4.64%, due 4/5/06                                                          P-1   A-1        30,587(mu)
 45,000 EMC, Floater Master Notes, 5.00%, due 6/1/06 & 9/8/06                      P-1   A-1        45,000(mu)
  2,500 General Electric Capital Corp., Floating Rate Medium-Term Notes, Ser. A,
        4.91%, due 5/12/06                                                         P-1   A-1+        2,501(mu)
 10,000 HSBC Finance Corp., Floating Rate Medium-Term Notes,
        5.18%, due 4/3/06                                                          P-1   A-1        10,005(mu)
 15,000 HSBC Finance Corp., Floating Rate Notes, 4.84%, due 4/24/06                P-1   A-1        15,000(mu)
 55,000 JP Morgan, Floater Master Note, 4.63%, due 8/25/06                         P-1   A-1        55,000(mu)
 20,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
        4.88%, due 6/19/06                                                         P-1   A-1+       19,998**(mu)
 30,000 Merrill Lynch & Co., Floating Rate Medium-Term Notes,
        4.93%, due 5/30/06                                                         P-1   A-1        30,038(mu)

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                               RATING(S)       VALUE++
(000's omitted)                                                               Moody's S&P  (000's omitted)
$10,495 Merrill Lynch & Co., Floating Rate Euro Medium-Term Notes,
        5.16%, due 6/19/06                                                      P-1   A-1+      $10,500(mu)
 55,000 Morgan Stanley, Floating Rate Senior Notes, 4.66% & 4.89%, due 4/3/06   P-1   A-1        55,000(mu)
  5,250 Morgan Stanley, Floating Rate Notes, 4.78%, due 5/9/06                  P-1   A-1         5,252(mu)
 16,500 Nationwide Building, Floating Rate Senior Notes,
        4.74%, due 4/21/06                                                      P-1   A-1        16,507**(mu)
 50,000 Royal Bank of Canada, Floating Rate Medium-Term Notes,
        4.60%, due 4/3/06                                                       P-1   A-1+       50,000**(mu)
 35,000 Sigma Finance Inc., Guaranteed Floating Rate Medium-Term Notes,
        4.60%, due 4/20/06                                                      P-1   A-1+       35,004**(mu)
 15,000 Sigma Finance Inc., Medium-Term Notes, 4.83%, due 1/30/07               P-1   A-1+       15,000**
 53,000 Tango Finance Corp., Floating Rate Medium-Term Notes,
        4.77% - 4.86%, due 4/25/06 - 6/22/06                                    P-1   A-1+       52,997**(mu)
 25,000 Toyota Motor Credit Corp., Floating Rate Medium-Term Notes,
        4.81%, due 6/15/06                                                      P-1   A-1+       25,000(mu)
 24,000 Unicredito Italiano PLC, Floating Rate Notes, 4.70%, due 4/10/06        P-1   A-1        24,000**(mu)
 20,000 Wal-Mart Stores, Notes, 5.59%, due 6/1/06                               P-1   A-1+       20,031
 45,000 Wells Fargo & Co., Floating Rate Notes, 4.74%, due 4/18/06              P-1   A-1+       45,002**(mu)
        Total Corporate Debt Securities                                                         645,967

Asset-Backed Securities (0.5%)
  2,807 Capital One Auto Finance Trust, Ser. 2005-C, Class A1,
        4.10%, due 10/15/06                                                     P-1   A-1+        2,807
  7,462 RMAC PLC, Floating Rate Bonds, Ser. 2004-NS2A, Class A1,
        4.72%, due 4/12/06                                                      P-1   A-1+        7,462**(mu)
        Total Asset-Backed Securities                                                            10,269

Promissory Notes (2.2%)
 50,000 Goldman Sachs Group, 4.44% & 4.61%, due 4/3/06                          P-1   A-1        50,000(mu)

Repurchase Agreement (3.6%)
 80,000 Merrill Lynch Repurchase Agreement, 4.82%, due 4/3/06,
        dated 3/31/06, Maturity Value $80,032, Collateralized by
        $40,382 Freddie Mac, 5.00% - 6.00%, due 2/1/26 & 3/1/36 and by
        $44,132, Fannie Mae, 4.50% - 5.50%, due 3/1/33 - 9/1/35
        (Collateral Value $81,604)                                                               80,000

        Total Investments (99.6%)                                                             2,222,401
        Cash, receivables and other assets, less liabilities (0.4%)                               8,121
        Total Net Assets (100.0%)                                                            $2,230,522

See Notes to Schedule of Investments

--------------------------------------------------------------------------------

Schedule of Investments Prime Portfolio



PRINCIPAL AMOUNT                                                            RATING(S)       VALUE++
(000's omitted)                                                            Moody's S&P  (000's omitted)

U.S. Government Agency Securities (0.3%)
$10,000 Federal Home Loan Bank, Bonds, 3.13%, due 9/15/06                    AGY   AGY       $9,963

Certificates of Deposit (7.4%)
 17,500 Barclays Bank NY, Floating Rate Yankee CD, 4.72%, due 4/21/06        P-1   A-1+      17,500(mu)
 25,000 BNP Paribas London, Euro CD, 5.09%, due 12/13/06                     P-1   A-1+      24,990
 10,000 Calyon NY, Yankee CD, 5.03%, due 12/6/06                             P-1   A-1+      10,000
 25,000 Credit Suisse First Boston NY, Floating Rate Yankee CD,
        4.74%, due 5/10/06                                                   P-1   A-1       25,001(mu)
 15,000 First Tennessee Bank, CD, 4.65%, due 4/25/06                         P-1   A-1       15,000
 15,000 First Tennessee Bank, Floating Rate CD, 4.69%, due 5/15/06           P-1   A-1       15,000(mu)
 30,000 Royal Bank of Scotland NY, Medium-Term Yankee CD,
        4.31%, due 9/29/06                                                   P-1   A-1+      30,000
 38,200 Suntrust Bank, Floating Rate CD, 4.75%, due 5/17/06                  P-1   A-1       38,201(mu)
 20,000 Svenska Handelsbanken NY, Yankee CD,
        4.69%, due 11/6/06                                                   P-1   A-1+      20,000
 20,000 Unicredito Italiano NY, Floating Rate Yankee CD, 4.77%, due 6/1/06   P-1   A-1+      19,994(mu)
 20,000 Unicredito Italiano NY, Yankee CD, 4.89%, due 6/20/06                P-1   A-1+      20,000
        Total Certificates of Deposit                                                       235,686

Commercial Paper (58.5%)
 32,000 Ajax Bambino Funding, Inc., 4.81%, due 4/26/06                       P-1   A-1+      31,902
 50,000 Amstel Funding Corp., 4.59%, due 4/28/06                             P-1   A-1+      49,841
 15,000 Amstel Funding Corp., 4.74%, due 5/31/06                             P-1   A-1+      14,885**
 13,000 Amsterdam Funding Corp., 4.76%, due 5/15/06                          P-1   A-1       12,928
 30,000 Atlantic Asset Securitization Corp., 4.77%, due 4/4/06               P-1   A-1       29,996**
 27,730 Atlantic Asset Securitization Corp., 4.85%, due 5/30/06              P-1   A-1       27,517
 29,300 Bank of Ireland, 4.57%, due 4/25/06                                  P-1   A-1       29,218**
 20,000 Banque Generale du Luxembourg, 4.80%, due 6/12/06                    P-1   A-1+      19,813
 50,000 Barclays U.S. Funding Corp., 4.81%, due 5/30/06                      P-1   A-1+      49,619
 38,826 Barton Capital Corp., 4.71%, due 5/8/06                              P-1   A-1+      38,648**
 25,000 Beta Finance, Inc., 4.52%, due 4/21/06                               P-1   A-1+      24,943
 65,000 Caisse Nationale d'Epargne, 4.43% & 4.61%, due 4/4/06 & 6/27/06      P-1   A-1+      64,831
 75,342 Chariot Funding LLC, 4.63%, due 4/12/06                              P-1   A-1       75,255
 54,500 Charta LLC, 4.59% & 4.81%, due 4/7/06 & 5/22/06                      P-1   A-1       54,321
 30,000 Charta LLC, 4.76%, due 5/15/06                                       P-1   A-1       29,833**
 25,000 Ciesco LLC, 4.68%, due 5/1/06                                        P-1   A-1+      24,909
 20,000 Citigroup Funding, Inc., 4.67%, due 5/15/06                          P-1   A-1+      19,891

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                           RATING(S)       VALUE++
(000's omitted)                                                           Moody's S&P  (000's omitted)
$75,000 CRC Funding LLC, 4.76% & 4.85%, due 5/18/06 & 6/2/06                P-1   A-1+      $74,447
 65,934 Crown Point Capital Co., 4.73% - 4.78%, due 4/4/06 - 4/19/06        P-1   A-1        65,845
 40,000 Depfa Bank PLC, 4.56% & 4.67%, due 5/18/06 & 7/10/06                P-1   A-1+       39,602
 25,000 Dexia Delaware LLC, 4.43%, due 4/5/06                               P-1   A-1+       24,994
 80,000 DZ Bank AG, 4.76% - 4.89%, due 4/11/06 - 6/29/06                    P-1   A-1        79,666
 57,542 Eiffel Funding LLC, 4.66% - 4.75%, due 4/19/06 - 5/2/06             P-1   A-1        57,383
 17,750 Fairway Finance, 4.57%, due 4/3/06                                  P-1   A-1        17,750
 45,502 Fairway Finance, 4.74%, due 4/18/06                                 P-1   A-1        45,412**
 26,430 Galleon Capital LLC, 4.63%, due 4/3/06                              P-1   A-1        26,430**
 48,975 Grampian Funding LLC, 4.43% - 4.92%, due 4/3/06 - 8/3/06            P-1   A-1+       48,720
 22,000 Grampian Funding LLC, 4.45%, due 4/13/06                            P-1   A-1+       21,973**
 29,921 Ivory Funding Corp., 4.83% & 4.84%, due 6/15/06 & 6/16/06           P-1   A-1        29,625
 15,000 K2 (USA) LLC, 4.86%, due 8/31/06                                    P-1   A-1+       14,696
 25,000 Kitty Hawk Funding Corp., 4.78%, due 5/18/06                        P-1   A-1+       24,851
 30,000 Morgan Stanley, 4.86%, due 4/17/06                                  P-1   A-1        30,000
 34,848 Old Line Funding Corp., 4.75%, due 5/10/06                          P-1   A-1+       34,678
 65,000 Picaros Funding, 4.77% & 4.78%, due 4/27/06                         P-1   A-1        64,793
 70,000 Rabobank USA Financial Corp., 4.43% & 4.76%, due 4/6/06 & 5/15/06   P-1   A-1+       69,877
 76,074 Regency Markets No.1 LLC, 4.52% & 4.78%, due 4/17/06 & 4/26/06      P-1   A-1        75,914
 24,257 Scaldis Capital LLC, 4.49%, due 4/13/06                             P-1   A-1+       24,227
 33,594 Sheffield Receivables, 4.52% & 4.75%, due 4/24/06 & 6/15/06         P-1   A-1+       33,381
 50,000 Societe Generale NA, Inc., 4.77%, due 4/6/06                        P-1   A-1+       49,980
 55,605 Solitaire Funding LLC, 4.75%, due 5/23/06                           P-1   A-1+       55,238
 50,000 Svenska Handelsbanken, 4.57% & 4.88%, due 4/28/06 & 9/15/06         P-1   A-1+       49,553
 11,897 Thunder Bay Funding, Inc., 4.57%, due 4/4/06                        P-1   A-1        11,895
 30,000 Tulip Funding Corp., 4.54%, due 4/24/06                             P-1   A-1+       29,921
 60,000 UBS Finance (Delaware) LLC, 4.60% & 4.78%, due 5/22/06 & 5/24/06    P-1   A-1+       59,609
 38,100 Unicredito Italiano, 4.67%, due 5/15/06                             P-1   A-1        37,892
 50,000 Westpac Capital Corp., 4.42% & 4.88%, due 4/21/06 & 6/30/06         P-1   A-1+       49,647
 32,386 Yorktown Capital LLC, 4.83%, due 4/7/06                             P-1   A-1+       32,369
        Total Commercial Paper                                                            1,878,718

Time Deposits (1.6%)
 50,500 Key Bank, Grand Cayman, 4.88%, due 4/3/06                           P-1              50,500

Corporate Debt Securities (20.3%)
 21,900 American Express Credit Corp., Floating Rate Senior Notes,
        4.92%, due 4/18/06                                                  P-1   A-1        21,905(mu)
 15,000 Bank of America NA, Floating Rate Bank Notes, 4.81%, due 6/7/06     P-1   A-1+       15,000(mu)
 25,000 Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
        4.73%, due 4/18/06                                                  P-1   A-1+       25,002**(mu)

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                          RATING(S)       VALUE++
(000's omitted)                                                          Moody's S&P  (000's omitted)
$26,470 Credit Suisse First Boston, Floating Rate Medium-Term Notes,
        5.21%, due 6/19/06                                                 P-1   A-1      $26,486(mu)
 30,000 Dorada Finance, Inc., Floating Rate Medium-Term Notes,
        4.71%, due 4/18/06                                                 P-1   A-1+      30,000**(mu)
 45,000 EMC, Floater Master Notes, 5.00%, due 6/1/06 & 9/8/06              P-1   A-1       45,000(mu)
 26,000 General Electric Capital Corp., Floating Rate Medium-Term Notes,
        Ser. A, 4.91%, due 5/12/06                                         P-1   A-1+      26,006(mu)
 40,000 HBOS Treasury Services PLC, Guaranteed Floating Rate Notes,
        4.80%, due 5/25/06                                                 P-1   A-1+      40,006**(mu)
 55,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
        4.80% - 5.07%, due 4/3/06 - 6/19/06                                P-1   A-1+      54,999**(mu)
 37,500 Links Finance LLC, Floating Rate Medium-Term Notes,
        4.61% - 5.07%, due 4/3/06 - 5/24/06                                P-1   A-1+      37,500**(mu)
 10,000 Merrill Lynch & Co., Floating Rate Medium-Term Notes,
        4.93%, due 5/30/06                                                 P-1   A-1       10,012(mu)
 20,000 Natexis Banques Populaires, Floating Rate Medium-Term Notes,
        4.73%, due 4/18/06                                                 P-1   A-1       20,000**(mu)
 50,000 Parkland (USA) LLC, Floating Rate Medium-Term Notes,
        4.88% & 4.94%, due 6/15/06 & 6/29/06                               P-1   A-1+      50,000**(mu)
 40,000 Royal Bank of Canada, Floating Rate Medium-Term Notes,
        4.80%, due 5/2/06                                                  P-1   A-1+      40,000**(mu)
 65,000 Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
        4.60% - 4.87%, due 4/13/06 - 6/15/06                               P-1   A-1+      65,001**(mu)
  9,000 Sigma Finance, Inc., Medium-Term Notes, 4.83%, due 1/30/07         P-1   A-1+       9,000**
 57,000 Tango Finance Corp., Floating Rate Medium-Term Notes,
        4.82% & 4.88%, due 3/27/06 & 6/12/06                               P-1   A-1+      56,998**(mu)
 25,000 Toyota Motor Credit Corp., Floating Rate Medium-Term Notes,
        4.81%, due 6/15/06                                                 P-1   A-1+      25,000(mu)
 15,000 Wachovia Corp., Notes, 4.95%, due 11/1/06                          P-1   A-1       15,017
 10,000 Wal-Mart Stores, Notes, 5.59%, due 6/1/06                          P-1   A-1+      10,016
 28,000 Wells Fargo & Co., Floating Rate Notes, 4.74%, due 4/18/06         P-1   A-1+      28,001**(mu)
        Total Corporate Debt Securities                                                   650,949

Asset-Backed Securities (0.5%)
  2,386 Capital One Auto Finance Trust, Ser. 2005-C, Class A1,
        4.10%, due 10/15/06                                                P-1   A-1+       2,386
  6,320 Honda Auto Receivables Owner Trust, Ser. 2005-6, Class A1,
        4.51%, due 12/18/06                                                P-1   A-1        6,320
  5,970 RMAC PLC, Floating Rate Bonds, Ser. 2004-NS2A, Class A1,
        4.72%, due 4/12/06                                                 P-1   A-1+       5,969**(mu)
        Total Asset-Backed Securities                                                      14,675

See Notes to Schedule of Investments


PRINCIPAL AMOUNT                                                          RATING(S)      VALUE++
(000's omitted)                                                          Moody's S&P (000's omitted)

Promissory Notes (1.2%)
$40,000 Goldman Sachs Group, 4.47%, due 4/3/06                             P-1   A-1      $40,000(mu)

Repurchase Agreements (10.0%)
320,000 Merrill Lynch Repurchase Agreement, 4.82%, due 4/3/06,
        dated 3/31/06, Maturity Value $320,129, Collateralized by
        $91,537, Freddie Mac, 4.00% - 6.00%, due 2/1/10 - 11/1/21 and by
        $242,231, Fannie Mae, 4.50% - 6.50%, due 3/1/13 - 8/1/35
        (Collateral Value $326,402)                                                       320,000

        Total Investments (99.8%)                                                       3,200,491
        Cash, receivables and other assets, less liabilities (0.2%)                         5,708
        Total Net Assets (100.0%)                                                      $3,206,199

See Notes to Schedule of Investments

--------------------------------------------------------------------------------

Notes to Schedule of Investments Institutional Liquidity Trust


++ Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At March 31, 2006, these securities amounted to $410,518,000 or 18.4% of net assets for Institutional Liquidity Portfolio and $698,871,000 or 21.8% of net assets for Prime Portfolio.

(mu)Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2006.

(S) Credit ratings are unaudited.

--------------------------------------------------------------------------------

Statements of Assets and Liabilities

Institutional Liquidity Trust
(000's omitted)

                                                                                   INSTITUTIONAL      PRIME
                                                                             LIQUIDITY PORTFOLIO  PORTFOLIO
Assets
Investments in securities, at value* (Note A) - see Schedule of Investments:
Unaffiliated issuers                                                                  $2,222,401 $3,200,491
Cash                                                                                         313        387
Interest receivable                                                                        7,986      5,497
Prepaid expenses                                                                              93         83
                                                                             ------------------------------
Total Assets                                                                           2,230,793  3,206,458
                                                                             ------------------------------

Liabilities
Payable to investment manager-net (Note B)                                                   172        218
Accrued expenses and other payables                                                           99         41
                                                                             ------------------------------
Total Liabilities                                                                            271        259
                                                                             ------------------------------
Net Assets Applicable to Investors' Beneficial Interests                              $2,230,522 $3,206,199
                                                                             ------------------------------

Net Assets consist of:
Paid-in capital                                                                       $2,230,522 $3,206,199
                                                                             ------------------------------

*Cost of investments:
Unaffiliated issuers                                                                  $2,222,401 $3,200,491
                                                                             ------------------------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statements of Operations

Institutional Liquidity Trust

(000's omitted)

                                                                            Institutional
                                                                      Liquidity Portfolio     Prime Portfolio
                                                                      -------------------  ------------------
                                                                       For the Year Ended  For the Year Ended
                                                                           March 31, 2006      March 31, 2006
Investment Income
Income:
Interest income - unaffiliated issuers (Note A)                                   $85,399             $78,909

Expenses:
Investment management fee (Note B)                                                  2,249               2,033
Audit fees                                                                             26                  11
Custodian fees (Note B)                                                               483                 423
Insurance expense                                                                      44                  14
Legal fees                                                                              6                  10
Registration and filing fees                                                            8                   8
Shareholder reports                                                                     9                   3
Trustees' fees and expenses                                                            28                  28
Miscellaneous                                                                          39                  23
                                                                      ----------------------------------------
Total expenses                                                                      2,892               2,553

Investment management fee waived (Note B)                                            (450)               (407)
Expenses reduced by custodian fee expense offset arrangement (Note B)                 (18)                (40)
                                                                      ----------------------------------------
Total net expenses                                                                  2,424               2,106
                                                                      ----------------------------------------
Net investment income                                                             $82,975             $76,803
                                                                      ----------------------------------------

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers                                (56)                (78)
                                                                      ----------------------------------------
Net increase (decrease) in net assets resulting from operations                   $82,919             $76,725
                                                                      ----------------------------------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statements of Changes in Net Assets

Institutional Liquidity Trust
(000's omitted)

                                                     INSTITUTIONAL LIQUIDITY
                                                            PORTFOLIO                       PRIME PORTFOLIO
                                                ---------------------------------  ---------------------------------
                                                                      Period from                        Period from
                                                                December 30, 2004                  December 27, 2004
                                                                 (Commencement of                   (Commencement of
                                                    Year Ended     Operations) to      Year Ended     Operations) to
                                                March 31, 2006     March 31, 2005  March 31, 2006     March 31, 2005
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                           $82,975            $14,291         $76,803             $7,398
Net realized gain (loss) on investments                    (56)               (20)            (78)                 3
Net increase (decrease) in net assets resulting
from operations                                         82,919             14,271          76,725              7,401

Transactions in Investors' Beneficial
Interest:
Contributions from initial capitalization                   --                 --              --                200
Contributions                                        4,162,855          3,725,172      14,573,443          2,953,621
Withdrawals                                         (4,433,678)        (1,321,017)    (12,721,501)        (1,683,690)
Net increase (decrease) from transactions in
investors' beneficial interest                        (270,823)         2,404,155       1,851,942          1,270,131
Net Increase (Decrease) in Net Assets                 (187,904)         2,418,426       1,928,667          1,277,532

Net Assets:
Beginning of period                                  2,418,426                 --       1,277,532                 --
End of period                                       $2,230,522         $2,418,426      $3,206,199         $1,277,532

See Notes to Financial Statements

--------------------------------------------------------------------------------

Notes to Financial Statements Institutional Liquidity Trust

Note A--Summary of Significant Accounting Policies:

1 General: The Institutional Liquidity Portfolio ("Institutional Liquidity") and the Prime Portfolio ("Prime") (individually a "Portfolio," collectively, the "Portfolios") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Institutional Liquidity had no operations until December 30, 2004 other than matters relating to its organization. Prime had no operations until December 27, 2004 other than matters relating to its organization and the contribution of beneficial interest on December 22, 2004 from the Lehman Brothers Prime Money Fund and the Neuberger Berman Prime Money Fund of $100,000 and $100,000, respectively.

    Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), the Portfolios' investment manager and Lehman Brothers Asset Management Inc. ("LBAM"), the sub-adviser to the Portfolios, whose financial statements are not presented herein, also invest in the Portfolios.

    The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other series of the Trust.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4 Income tax information: It is the policy of the Portfolios to comply with the requirements of the Internal Revenue Code. It is also the policy of the Portfolios to conduct their operations so that each of its investors will continue to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

5 Concentration of risk: Each Portfolio normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Portfolios' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6 Expense allocation: Certain expenses are applicable to multiple portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Portfolio or the Trust, are allocated among the Portfolios and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 Repurchase agreements: Each Portfolio may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Portfolio requires that the

--------------------------------------------------------------------------------

    securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Portfolio to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

8 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B--Management Fees and Other Transactions with Affiliates:

    Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of 0.10% of its average daily net assets. Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average daily net assets of each Portfolio. These undertakings are terminable by Management upon notice to the Portfolios. For the year ended March 31, 2006, such waived fees amounted to $449,755 for Institutional Liquidity and $406,688 for Prime.

    Management and LBAM, the sub-adviser to the Portfolios, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Portfolio, receives a monthly fee paid by Management, based on an annual rate of each Portfolio's average daily net assets. The Portfolios do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or Trustees of the Trust are also employees of LBAM and/or Management.

    Each Portfolio has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2006, the impact of this arrangement was a reduction of expenses of $18,363 for Institutional Liquidity and $40,091 for Prime.

Note C--Securities Transactions:

    All securities transactions for Institutional Liquidity and Prime were short-term.

--------------------------------------------------------------------------------

Financial Highlights


Institutional Liquidity Portfolio

                                             Year Ended    Period from
                                             March 31,  December 30, 2004^
                                                2006    to March 31, 2005
     Ratios to Average Net Assets:
     Gross Expenses#                               .11%           .11%*
     Net Expenses++                                .11%           .11%*
     Net Investment Income (Loss)                 3.72%          2.38%*
     Total Return+                               +3.87%         +0.63%**
     Net Assets, End of Period (in millions)  $2,230.5       $2,418.4

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Financial Highlights


Prime Portfolio

                                             Year Ended    Period from
                                             March 31,  December 27, 2004^
                                                2006    to March 31, 2005
     Ratios to Average Net Assets:
     Gross Expenses#                               .11%           .12%*
     Net Expenses++                                .10%           .11%*
     Net Investment Income (Loss)                 3.78%          2.43%*
     Total Return+                               +3.87%         +0.66%**
     Net Assets, End of Period (in millions)  $3,206.2       $1,277.5

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Notes to Financial Highlights Institutional Liquidity Trust


# The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                                             Year Ended Period Ended
                                             March 31,   March 31,
                                                2006        2005
           Institutional Liquidity Portfolio    .13%        .13%/(1)/
           Prime Portfolio                      .12%        .13%/(2)/

     (1)Period from December 30, 2004 (commencement of operations) to March 31, 2005.

     (2)Period from December 27, 2004 (commencement of operations) to March 31, 2005.

+ Total return for the Portfolio has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Portfolio. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower had Management not waived a portion of the investment management fee.

^   The date investment operations commenced.

*   Annualized.

**  Not annualized.

--------------------------------------------------------------------------------

Report of Ernst & Young,
Independent Registered Public Accounting Firm


To the Board of Trustees of Institutional Liquidity Trust and
Owners of Beneficial Interest of Institutional Liquidity Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Institutional Liquidity Portfolio (one of the series constituting Institutional Liquidity Trust) (the "Portfolio"), as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended March 31, 2006 and the period from December 30, 2004 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Liquidity Portfolio, a series of the Institutional Liquidity Trust, at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year ended March 31, 2006 and for the period from December 30, 2004 (commencement of operations) to March 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
May 5, 2006

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Institutional Liquidity Trust and
Owners of Beneficial Interest of Prime Portfolio

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (the "Portfolio"), a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2006, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 27, 2004 to March 31, 2005. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of March 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 5, 2006

--------------------------------------------------------------------------------

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
Institutional Support Services 888.556.9030

Sub-Adviser
Lehman Brothers Asset Management Inc.
745 Seventh Avenue
New York, NY 10019

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firms
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

--------------------------------------------------------------------------------

Trustee and Officer Information

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by Neuberger Berman Management Inc. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (888) 556-9030.

Information about the Board of Trustees

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/  Number of         Other Directorships Held
                            Length of                                      Portfolios in     Outside Fund Complex by
                            Time Served/(2)/                               Fund Complex      Fund Trustee
                                                                           Overseen by
                                                                           Fund Trustee/(4)/

Independent Fund Trustees

John Cannon (76)            Trustee since    Consultant; formerly,         49                Independent Trustee or
                            2004             Chairman, CDC Investment                        Director of three series of
                                             Advisers (registered                            Oppenheimer Funds: Limited
                                             investment adviser), 1993 to                    Term New York Municipal
                                             January 1999; formerly,                         Fund, Rochester Fund
                                             President and Chief Executive                   Municipals, and
                                             Officer, AMA Investment                         Oppenheimer Convertible
                                             Advisors, an affiliate of the                   Securities Fund since 1992.
                                             American Medical
                                             Association.

Faith Colish (70)           Trustee since    Counsel, Carter Ledyard &     49                Advisory Director, ABA
                            2004             Milburn LLP (law firm) since                    Retirement Funds (formerly,
                                             October 2002; formerly,                         American Bar Retirement
                                             Attorney-at-Law and                             Association (ABRA)) since
                                             President, Faith Colish, A                      1997 (not-for-profit
                                             Professional Corporation,                       membership association).
                                             1980 to 2002.

C. Anne Harvey (68)         Trustee since    President, C.A. Harvey        49                Formerly, President, Board of
                            2004             Associates since October                        Associates to The National
                                             2001; formerly, Director,                       Rehabilitation Hospital's
                                             AARP, 1978 to December                          Board of Directors, 2001 to
                                             2001.                                           2002; formerly, Member,
                                                                                             Individual Investors Advisory
                                                                                             Committee to the New York
                                                                                             Stock Exchange Board of
                                                                                             Directors, 1998 to June 2002.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/    Number of         Other Directorships Held
                            Length of                                        Portfolios in     Outside Fund Complex by
                            Time Served/(2)/                                 Fund Complex      Fund Trustee
                                                                             Overseen by
                                                                             Fund Trustee/(4)/

Barry Hirsch (73)           Trustee since    Attorney-at-Law; formerly,      49                None.
                            2004             Senior Counsel, Loews
                                             Corporation (diversified
                                             financial corporation), May
                                             2002 to April 2003; formerly,
                                             Senior Vice President,
                                             Secretary and General
                                             Counsel, Loews Corporation.

Robert A. Kavesh (78)       Trustee since    Marcus Nadler Professor         49                Director, The Caring
                            2004             Emeritus of Finance and                           Community (not-for-profit);
                                             Economics, New York                               formerly, Director, DEL
                                             University Stern School of                        Laboratories, Inc. (cosmetics
                                             Business; formerly, Executive                     and pharmaceuticals), 1978
                                             Secretary-Treasurer, American                     to 2004; formerly, Director,
                                             Finance Association, 1961 to                      Apple Bank for Savings, 1979
                                             1979.                                             to 1990; formerly, Director,
                                                                                               Western Pacific Industries,
                                                                                               Inc., 1972 to 1986 (public
                                                                                               company).

Howard A. Mileaf (69)       Trustee since    Retired; formerly, Vice         49                Director, Webfinancial
                            2004             President and General                             Corporation (holding
                                             Counsel, WHX Corporation                          company) since December
                                             (holding company), 1993 to                        2002; formerly, Director WHX
                                             2001.                                             Corporation (holding
                                                                                               company), January 2002 to
                                                                                               June 2005; formerly, Director,
                                                                                               State Theatre of New Jersey
                                                                                               (not-for-profit theater), 2000
                                                                                               to 2005; formerly, Director,
                                                                                               Kevlin Corporation
                                                                                               (manufacturer of microwave
                                                                                               and other products).

Edward I. O'Brien (77)      Trustee since    Formerly, Member,               49                Director, Legg Mason, Inc.
                            2004             Investment Policy Committee,                      (financial services holding
                                             Edward Jones, 1993 to 2001;                       company) since 1993;
                                             President, Securities Industry                    formerly, Director, Boston
                                             Association ("SIA") (securities                   Financial Group (real estate
                                             industry's representative in                      and tax shelters), 1993 to
                                             government relations and                          1999.
                                             regulatory matters at the
                                             federal and state levels), 1974
                                             to 1992; Adviser to SIA,
                                             November 1992 to November
                                             1993.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/   Number of         Other Directorships Held
                            Length of                                       Portfolios in     Outside Fund Complex by
                            Time Served/(2)/                                Fund Complex      Fund Trustee
                                                                            Overseen by
                                                                            Fund Trustee/(4)/

William E. Rulon (73)       Trustee since    Retired; formerly, Senior Vice 49                Formerly, Director, Pro-Kids
                            2004             President, Foodmaker, Inc.                       Golf and Learning Academy
                                             (operator and franchiser of                      (teach golf and computer
                                             restaurants) until January                       usage to "at risk" children),
                                             1997.                                            1998 to 2006; formerly,
                                                                                              Director, Prandium, Inc.
                                                                                              (restaurants), March 2001 to
                                                                                              July 2002.

Cornelius T. Ryan (74)      Trustee since    Founding General Partner,      49                None.
                            2004             Oxford Partners and Oxford
                                             Bioscience Partners (venture
                                             capital investing) and
                                             President, Oxford Venture
                                             Corporation since 1981.

Tom D. Seip (56)            Trustee since    General Partner, Seip          49                Director, H&R Block, Inc.
                            2004; Lead       Investments LP (a private                        (financial services company)
                            Independent      investment partnership);                         since May 2001; Director,
                            Trustee          formerly, President and CEO,                     America One Foundation
                            beginning        Westaff, Inc. (temporary                         since 1998; formerly,
                            2006             staffing), May 2001 to                           Director, Forward
                                             January 2002; formerly,                          Management, Inc. (asset
                                             Senior Executive at the                          management company),
                                             Charles Schwab Corporation,                      1999 to 2006; formerly
                                             1983 to 1999, including                          Director, E-Bay Zoological
                                             Chief Executive Officer,                         Society, 1999 to 2003;
                                             Charles Schwab Investment                        formerly, Director, General
                                             Management, Inc. and                             Magic (voice recognition
                                             Trustee, Schwab Family of                        software), 2001 to 2002;
                                             Funds and Schwab                                 formerly, Director, E-Finance
                                             Investments, 1997 to 1998,                       Corporation (credit
                                             and Executive Vice President-                    decisioning services), 1999 to
                                             Retail Brokerage, Charles                        2003; formerly, Director,
                                             Schwab Investment                                Save-Daily.com (micro
                                             Management,1994 to 1997.                         investing services), 1999 to
                                                                                              2003.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/   Number of         Other Directorships Held
                            Length of                                       Portfolios in     Outside Fund Complex by
                            Time Served/(2)/                                Fund Complex      Fund Trustee
                                                                            Overseen by
                                                                            Fund Trustee/(4)/

Candace L. Straight (58)    Trustee since    Private investor and           49                Director, National Atlantic
                            2004             consultant specializing in the                   Holdings Corporation
                                             insurance industry; formerly,                    (property and casualty
                                             Advisory Director, Securitas                     insurance company) since
                                             Capital LLC (a global private                    2004; Director, The
                                             equity investment firm                           Proformance Insurance
                                             dedicated to making                              Company (personal lines
                                             investments in the insurance                     property and casualty
                                             sector), 1998 to December                        insurance company) since
                                             2003.                                            March 2004; formerly,
                                                                                              Director, Providence
                                                                                              Washington Insurance
                                                                                              Company (property and
                                                                                              casualty insurance company),
                                                                                              December 1998 to March
                                                                                              2006; formerly, Director,
                                                                                              Summit Global Partners
                                                                                              (insurance brokerage firm,
                                                                                              2000 to 2005.

Peter P. Trapp (61)         Trustee since    Regional Manager for Mid-      49                None.
                            2004             Southern Region, Ford Motor
                                             Credit Company since
                                             September 1997; formerly,
                                             President, Ford Life Insurance
                                             Company, April 1995 to
                                             August 1997.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/    Number of         Other Directorships Held
                            Length of                                        Portfolios in     Outside Fund Complex by
                            Time Served/(2)/                                 Fund Complex      Fund Trustee
                                                                             Overseen by
                                                                             Fund Trustee/(4)/

Fund Trustees who are "Interested Persons"

Jack L. Rivkin* (65)        President and    Executive Vice President and    49                Director, Dale Carnegie and
                            Trustee since    Chief Investment Officer,                         Associates, Inc. (private
                            2004             Neuberger Berman Inc.                             company) since 1998;
                                             (holding company) since                           Director, Solbright, Inc.
                                             2002 and 2003, respectively;                      (private company) since 1998.
                                             Managing Director and Chief
                                             Investment Officer,
                                             Neuberger Berman since
                                             December 2005 and 2003,
                                             respectively; formerly,
                                             Executive Vice President,
                                             Neuberger Berman,
                                             December 2002 to 2005;
                                             Director and Chairman,
                                             NB Management since
                                             December 2002; formerly,
                                             Executive Vice President,
                                             Citigroup Investments, Inc.,
                                             September 1995 to February
                                             2002; formerly, Executive
                                             Vice President, Citigroup Inc.,
                                             September 1995 to February
                                             2002.

Peter E. Sundman* (47)      Chairman of      Executive Vice President,       49                Director and Vice President,
                            the Board,       Neuberger Berman Inc.                             Neuberger & Berman Agency,
                            Chief            (holding company) since                           Inc. since 2000; formerly,
                            Executive        1999; Head of Neuberger                           Director, Neuberger Berman
                            Officer and      Berman Inc.'s Mutual Funds                        Inc. (holding company),
                            Trustee since    Business (since 1999) and                         October 1999 to March
                            2004             Institutional Business (1999 to                   2003; Trustee, Frost Valley
                                             October 2005); responsible                        YMCA; Trustee, College of
                                             for Managed Accounts                              Wooster.
                                             Business and intermediary
                                             distribution since October
                                             1999; President and Director,
                                             NB Management since 1999;
                                             Managing Director,
                                             Neuberger Berman since
                                             2005; formerly, Executive
                                             Vice President, Neuberger
                                             Berman, 1999 to December
                                             2005; formerly, Principal,
                                             Neuberger Berman, 1997 to
                                             1999; formerly, Senior Vice
                                             President, NB Management,
                                             1996 to 1999.

--------------------------------------------------------------------------------


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

 * Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Neuberger Berman Management Inc.

--------------------------------------------------------------------------------

Information about the Officers of the Trust

Name, Age, and Address/(1)/ Position and    Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Andrew B. Allard (44)       Anti-Money      Senior Vice President, Neuberger Berman since 2006; Deputy General
                            Laundering      Counsel, Neuberger Berman since 2004; formerly, Vice President, Neuberger
                            Compliance      Berman, 2000 to 2006; formerly, Associate General Counsel, Neuberger
                            Officer since   Berman, 1999 to 2004; formerly, Associate General Counsel, NB
                            2004            Management, 1994 to 1999; Anti-Money Laundering Compliance Officer,
                                            fifteen registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003, four since 2004 and one since 2005) and one registered investment company for which Lehman Brothers Asset Management Inc. acts as investment adviser (since 2006).

Michael J. Bradler (36)     Assistant       Vice President, Neuberger Berman since 2006; Employee, NB Management
                            Treasurer since since 1997; Assistant Treasurer, fifteen registered investment companies for
                            2005            which NB Management acts as investment manager and administrator
                                            (fifteen since 2005) and one registered investment company for which
                                            Lehman Brothers Asset Management Inc. acts as investment adviser (since
                                            2006).

Claudia A. Brandon (49)     Secretary since Vice President-Mutual Fund Board Relations, NB Management since 2000
                            2004            and Assistant Secretary since 2004; Vice President, Neuberger Berman since
                                            2002 and Employee since 1999; formerly, Vice President, NB Management,
                                            1986 to 1999; Secretary, fifteen registered investment companies for which
                                            NB Management acts as investment manager and administrator (three since
                                            2000, four since 2002, three since 2003, four since 2004 and one since
                                            2005) and one registered investment company for which Lehman Brothers
                                            Asset Management Inc. acts as investment adviser (since 2006).

Robert Conti (49)           Vice President  Senior Vice President, Neuberger Berman since 2003; formerly, Vice
                            since 2004      President, Neuberger Berman, 1999 to 2003; Senior Vice President, NB
                                            Management since 2000; formerly, Controller, NB Management, 1994 to
                                            1996; formerly, Treasurer, NB Management, 1996 to 1999; Vice President,
                                            fifteen registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004 and one since 2005) and one registered investment company for which Lehman Brothers Asset Management Inc.
                                            acts as investment adviser (since 2006).

Brian J. Gaffney (52)       Vice President  Managing Director, Neuberger Berman since 1999; Senior Vice President, NB
                            since 2004      Management since 2000; formerly, Vice President, NB Management, 1997 to 1999; Vice President, fifteen registered investment companies for which
                                            NB Management acts as investment manager and administrator (three since
                                            2000, four since 2002, three since 2003, four since 2004 and one since
                                            2005) and one registered investment company for which Lehman Brothers
                                            Asset Management Inc. acts as investment adviser (since 2006).

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and        Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Maxine L. Gerson (55)       Chief Legal Officer Senior Vice President, Neuberger Berman since 2002; Deputy General
                            since 2005 (only    Counsel and Assistant Secretary, Neuberger Berman since 2001; formerly,
                            for purposes of     Vice President, Neuberger Berman, 2001 to 2002; formerly, Associate
                            sections 307 and    General Counsel, Neuberger Berman, 2001; formerly, Counsel, Neuberger
                            406 of the          Berman, 2000; Secretary and General Counsel, NB Management since
                            Sarbanes-Oxley      2004.
                            Act of 2002)

Sheila R. James (40)        Assistant Secretary Employee, Neuberger Berman since 1999; formerly, Employee, NB
                            since 2004          Management, 1991 to 1999; Assistant Secretary, fifteen registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003, four since
                                                2004 and one since 2005) and one registered investment company for which Lehman Brothers Asset Management Inc. acts as investment adviser
                                                (since 2006).

Kevin Lyons (50)            Assistant Secretary Employee, Neuberger Berman since 1999; formerly, Employee, NB
                            since 2004          Management, 1993 to 1999; Assistant Secretary, fifteen registered investment companies for which NB Management acts as investment manager and administrator (ten since 2003, four since 2004 and one since
                                                2005) and one registered investment company for which Lehman Brothers
                                                Asset Management Inc. acts as investment adviser (since 2006).

John M. McGovern (36)       Treasurer and       Vice President, Neuberger Berman since 2004; Employee, NB
                            Principal Financial Management since 1993; Treasurer and Principal Financial and Accounting
                            and Accounting      Officer, fifteen registered investment companies for which NB
                            Officer since 2005; Management acts as investment manager and administrator (fifteen since
                            prior thereto,      2005); formerly, Assistant Treasurer, fifteen registered investment
                            Assistant Treasurer companies for which NB Management acts as investment manager and
                            since 2004          administrator, 2002 to 2005.

Frank Rosato (35)           Assistant Treasurer Vice President, Neuberger Berman since 2006; Employee, NB
                            since 2005          Management since 1995; Assistant Treasurer, fifteen registered investment companies for which NB Management acts as investment manager and administrator (fifteen since 2005) and one registered investment company for which Lehman Brothers Asset Management Inc.
                                                acts as investment adviser (since 2006).

Frederic B. Soule (60)      Vice President      Senior Vice President, Neuberger Berman since 2003; formerly, Vice
                            since 2004          President, Neuberger Berman, 1999 to 2003; formerly, Vice President, NB
                                                Management, 1995 to 1999; Vice President, fifteen registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004 and one since 2005) and one registered investment company for which Lehman Brothers Asset Management Inc. acts as investment adviser (since 2006).

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and   Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Chamaine Williams (35)      Chief          Vice President, Lehman Brothers Inc. since 2003; Chief Compliance Officer,
                            Compliance     fifteen registered investment companies for which NB Management acts as
                            Officer since  investment manager and administrator (fifteen since 2005) and one
                            2005           registered investment company for which Lehman Brothers Asset
                                           Management Inc. acts as investment adviser (since 2006); Chief Compliance
                                           Officer, Lehman Brothers Asset Management Inc. since 2003; Chief
                                           Compliance Officer, Lehman Brothers Alternative Investment Management
                                           LLC since 2003; formerly, Vice President, UBS Global Asset Management
                                           (US) Inc. (formerly, Mitchell Hutchins Asset Management, a wholly-owned subsidiary of PaineWebber Inc.), 1997-2003.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Fund and Portfolio with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-888-556-9030 (toll-free).

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Lehman Brothers Asset Management Inc.

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
Institutional Support Services: 888.556.9030
Web site: www.lehmanam.com
Email: fundinquiries@nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

F0208 05/06

ITEM 2. CODE OF ETHICS

The Board of Lehman Brothers Institutional Liquidity Series ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). A copy of the Code of Ethics is filed as Exhibit 12(a)(1) to this Form N-CSR. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has two audit committee financial experts serving on its audit committee. The Registrant's audit committee financial experts are John Cannon and Howard Mileaf. Mr. Cannon and Mr. Mileaf are independent directors as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The financial information provided below is that of the registrant, Lehman Brothers Institutional Liquidity Series. This N-CSR relates only to Lehman Brothers Institutional Liquidity Fund and Lehman Brothers Prime Money Fund (collectively, the "Funds"). Ernst & Young, L.L.P. ("E&Y") serves as independent registered public accounting firm to Lehman Brothers Institutional Liquidity Fund. Tait, Weller & Baker LLP ("TW&B") serves as independent registered public accounting firm to Lehman Brothers Prime Money Fund. Since the Registrant did not complete one full year of operations in 2005, the 2005 fees are only shown from commencement of operations.

(a) Audit Fees
    ----------

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $9,000 and $9,000 for the fiscal years ended 2005 and 2006, respectively.

The aggregate fees billed for professional services rendered by TW&B for the audit of the annual financial statements or services that are normally provided by TW&B in connection with statutory and regulatory filings or engagements were $3,000 and $4,000 for the fiscal years ended 2005 and 2006, respectively.

(b) Audit-Related Fees
    ------------------

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

The aggregate fees billed to the Registrant for assurance and related services by TW&B that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by TW&B that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

(c) Tax Fees
    --------

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $3,000 and $3,000 for the fiscal years ended 2005 and 2006, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2005 and 2006, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $7,000 and $7,000 for the fiscal years ended 2005 and 2006, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2005 and 2006, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The aggregate fees billed to the Registrant for professional services rendered by TW&B for tax compliance, tax advice, and tax planning were $1,250 and $1,250 for the fiscal years ended 2005 and 2006, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning. The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2005 and 2006, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by TW&B for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $1,500 and $1,500 for the fiscal years ended 2005 and 2006, respectively. The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2005 and 2006, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees
    --------------

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

The aggregate fees billed to the Registrant for products and services provided by TW&B, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

The fees billed to other entities in the investment company complex for products and services provided by TW&B, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

(e) Audit Committee's Pre-Approval Policies and Procedures
    ------------------------------------------------------

(1) The Audit Committee's pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to the Chair of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons
    ---------------------------------

Not applicable.

(g) Non-Audit Fees
    --------------

Non-audit fees billed by E&Y for services rendered to the Registrant were $3,000 and $3,000 for the fiscal years ended 2005 and 2006, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $174,550 and $172,450 for the fiscal years ended 2005 and 2006 respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant were $1,250 and $1,250 for the fiscal years ended 2005 and 2006, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $6,250 and $21,700 for the fiscal years ended 2005 and 2006 respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y's and TW&B's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)   A copy of the Code of Ethics is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3)   Not applicable to the Registrant.

(b) The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES


By:   /s/ Peter E. Sundman
    -------------------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/ Peter E. Sundman
    -------------------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: May 30, 2006



By:   /s/ John M. McGovern
    -------------------------------------
      John M. McGovern
      Treasurer and Principal Financial
      and Accounting Officer

Date:  May 30, 2006